UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive St 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:      11/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	N	Shares	AAANX

HORIZON ACTIVE INCOME FUND

Class	N	Shares	AIMNX

Annual Report

November 30, 2013

Investor Information: 1-855-754-7932

www.horizonactiveassetallocationfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND and HORIZON ACTIVE INCOME FUND.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Letter to Shareholders

What are year! The S&P 500's* 30%+ rise in 2013 was one of the best on record.  Improving investor sentiment and an accelerating U.S. economy led investors to shift assets from bonds into equities in record amounts, fueling domestic equity markets to all-time highs.  During the year, investors pulled $72 billion from bond mutual funds and put a total of $349 billion into stock-based mutual funds and exchange traded funds, according to data from TrimTabs. That's the largest ever annual inflow and comes after several years of investors pulling money out of equity funds.

The beginning of 2013 was marked by expectations of tepid economic growth and fears that the government sequester would further dampen economic prospects in the US. In this environment, traditional low volatility sectors like high dividend yielding and health care stocks outperformed the market.  This continued until the end of the second quarter when interest rates began to rise. The third-quarter they are saw a reemergence of international stocks especially European and Emerging Markets equities as economic growth in the U.S. accelerated and fear of tapering subsided. As economic momentum continued into the fourth quarter U.S. cyclicals like industrials, materials and technology stocks led the market.

One of the most extraordinary, yet most highly anticipated, events in 2013 was the protracted rise in U.S. interest rates sparked by Ben Bernanke’s comments on May 22, 2013.  Under the Federal Reserve’s Quantitative Easing program, the Fed had been buying $85 billion a month in Treasuries and mortgage-backed securities in an effort to keep interest rates low and spur economic growth.  Up until that time the Fed had said it would continue its bond purchase program until it saw “substantial” improvement in the labor market.  On May 22, Ben Bernanke stated during a question-and-answer session with the Joint Economic Committee, “If we see continued improvement, and we have confidence that that is going to be sustained, in the next few meetings we could take a step down in our pace of purchases”.  That day, U.S. 10-year note yields rose 11 basis points, or 0.11 percentage points, to 2.04% on their way to 3% by the end of the summer.

Accelerating GDP growth and upside revisions to growth expectations were the primary underpinnings to U.S. market strength in 2013.  In the first quarter, U.S. GDP grew at a disappointing 1.8% annualized pace, revised down from its earlier estimate of 2.4% growth.  One big drag on growth in the first quarter was a sharp downward revision in the growth rate of consumer spending, to 2.6% annualized from an earlier estimate of 3.4%. Consumer spending makes up about two-thirds of total U.S. GDP and was hampered by an increase in payroll-tax withholding that took effect at the start of the year. Hourly pay for U.S. nonfarm workers suffered its biggest drop on record in the first quarter and took its toll on spending.

In the second quarter, real GDP increased a better than expected 2.5%.  Rising exports, consumer spending and real estate spending helped boost the second quarter numbers. A decline in government spending acted as a drag.  The big upward revision was primarily the result of a better trade balance -- the nation exported more and imported less than previously thought,

The acceleration of real GDP growth into the third quarter primarily reflected an acceleration in private inventory investment, a deceleration in imports, and accelerations in state and local government spending.  A buildup in inventories contributed 1.7% to GDP growth in Q3, unchanged from the previous estimate (private businesses increased inventories $115.7 billion in the third quarter, following increases of $56.6 billion in the second quarter and $42.2 billion in the first.).  Personal consumption growth surged to 2.0% in 3Q from the previous 1.4% estimate and increases in personal consumption expenditures (PCE) and in nonresidential fixed investment were larger than previously estimated.

Looking forward, we see 2014 as a continuation of the trends that drove the market in 2013.

From an economic standpoint, we expect global economies to continue expanding and healing. This means that economically sensitive investments will potentially benefit in 2014. We believe interest rates will continue rising, although not in a straight line, as the Federal Reserve in United States continues to taper it's bond buying. From a quantitative standpoint, we expect volatility and inter-asset correlations to remain low, providing investors with a stable investment environment. And, from a bottoms-up fundamental standpoint, potential growth in the global economy will likely drive performance in economically sensitive sectors like technology, industrials and materials. The global financial system will attempt to heal with the strengthening of balance sheets at global banks. We would expect merger and acquisition activity to accelerate as confidence improves in corporate boardrooms. This would all combine to likely drive valuations higher for global equities.

The Active Asset Allocation Fund’s performance for the 12 months ending November 30, 2013 was 27.63%.

The Active Income Fund’s inception date was September 30, 2013 and for the fiscal year end on November 30, 2013 it was up .10%.

*The S&P 500 Index is an unmanaged index that is generally considered representative of the U. S. Stock market.

0401-NLD-01/28/2014

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW

November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures** for the period ended November 30, 2013, compared to its benchmark:

			Inception* –
	Six Months	1 Year	November 30, 2013
Horizon Active Asset Allocation Fund	9.91%	27.63%	16.15%
S&P 500 Total Return Index	11.91%	30.30%	21.71%
Horizon Blended Benchmark	11.43%	27.88%	19.99%

* Inception date is January 31, 2012.

** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures greater than one year are annualized.  For performance information current to the most recent month-end, please call 1-855-754-7932.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks.  Investors cannot invest directly in an index or benchmark.

Performance of the Horizon Blended Benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 80% of the S&P 500 Index and 20% of the MSCI ACWI (ex-US).  The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

     Portfolio Composition as of November 30, 2013:

% of Net Assets
Large Cap Blend	36.8%
Large Cap Value	33.4%
Small Cap Growth	24.2%
Specialty	1.9%
Short-Term Investments	3.1%
Purchased Put Options	0.1%
Other Assets in Excess of Liabilities	0.5%
100.0%

     Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Horizon Active Income Fund

PORTFOLIO REVIEW

November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures** for the period ended November 30, 2013, compared to its benchmark:

Inception* –
November 30, 2013
Horizon Active Income Fund	0.10%
Barclays Aggregate Bond Index	0.43%

* Inception date is September 30, 2013.

** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody's), fixed-rate, and taxable areas of the bond market.

     Portfolio Composition as of November 30, 2013:

% of Net Assets
Bond Funds	96.6%
Short-Term Investments	4.2%
Liabilities In Excess Of Other Assets	-0.8%
100.0%

     Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013

Shares		Value

	EQUITY FUNDS - 96.3%
	LARGE CAP BLEND - 36.8%
483,829	iShares Core S&P 500 ETF	$ 88,037,525

	LARGE CAP VALUE - 33.4%
825,000	iShares S&P 500 Value ETF	69,341,250
372,234	PowerShares Dynamic Large Cap Value Portfolio	10,426,275
		79,767,525
	SMALL CAP GROWTH - 24.2%
510,112	iShares Russell 2000 ETF	57,902,813

	SPECIALTY - 1.9%
44,557	iShares U.S. Aerospace & Defense ETF	4,592,490

	TOTAL EQUITY FUNDS (Cost - $226,688,049)	230,300,353

Contracts	PURCHASED PUT OPTIONS - 0.1% *
90	iShares Russell 2000 ETF
	Expiration December 2013, Exercise Price $1,085 **	30,150
65	iShares Russell 2000 ETF
	Expiration January 2014, Exercise Price $1,085 **	68,900
	TOTAL PURCHASED PUT OPTIONS (Cost - $425,605)	99,050

Shares	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
7,291,467	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,291,467)	7,291,467

	TOTAL INVESTMENTS - 99.5% (Cost - $234,405,121) (a)	$ 237,690,870
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,271,643
	NET ASSETS - 100.0%	$ 238,962,513

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $234,078,566 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,911,532
	Unrealized depreciation	(299,228)
	Net unrealized appreciation	$ 3,612,304

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013

Shares		Value

	BOND FUNDS - 96.6%
162,145	iShares 1-3 Year Treasury Bond ETF	$ 13,712,603
67,568	iShares 3-7 Year Treasury Bond ETF	8,226,404
24,567	iShares Agency Bond ETF	2,747,328
191,555	iShares Core Total US Bond Market ETF	20,580,669
23,947	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,745,763
142,629	PowerShares Fundamental High Yield Corporate Bond Portfolio	2,741,329
275,915	PowerShares Senior Loan Portfolio	6,848,210
66,458	SPDR Barclays Short Term High Yield Bond ETF	2,059,534
59,909	SPDR Nuveen Barclays California Municipal Bond ETF	1,372,515
65,820	SPDR Nuveen S&P High Yield Municipal Bond ETF	3,423,956
66,241	SPDR Wells Fargo Preferred Stock ETF	2,743,702
16,500	Vanguard Long-Term Corporate Bond ETF	1,363,725
	TOTAL BOND FUNDS (Cost - $68,560,257)	68,565,738

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
2,946,676	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,946,676)	2,946,676

	TOTAL INVESTMENTS - 100.8% (Cost - $71,506,933) (a)	$ 71,512,414
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8) %	(561,865)
	NET ASSETS - 100.0%	$ 70,950,549

+ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $71,528,174 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 70,421
	Unrealized depreciation	(86,181)
	Net unrealized depreciation	$ (15,760)

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2013

	Horizon Active	Horizon Active
	Asset Allocation Fund	Income Fund
Assets:
Investments in Securities at Cost	$ 234,405,121	$ 71,506,933
Investments in Securities at Market Value	$ 237,690,870	$ 71,512,414
Cash	2,493,239	78,087
Receivable for Securities Sold	77,221,931	-
Receivable for Fund Shares Sold	2,966,948	837,792
Dividends and Interest Receivable	69	5,506
Prepaid Expenses and Other Assets	32,727	37,640
Total Assets	320,405,784	72,471,439

Liabilities:
Payable for Securities Purchased	81,177,861	1,452,742
Accrued Advisory Fees	163,027	19,932
Shareholder Servicing Fees Payable	45,679	12,759
Payable for Fund Shares Redeemed	13,355	-
Fees Payable to Other Affiliates	15,745	14,867
Accrued Expenses and Other Liabilities	27,604	20,590
Total Liabilities	81,443,271	1,520,890

Net Assets	$ 238,962,513	$ 70,950,549

Composition of Net Assets:
At November 30, 2013, Net Assets consisted of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$ 212,621,158	$ 71,130,481
Undistributed Net Investment Income (Loss)	-	72,897
Accumulated Net Realized Gain (Loss) on Investments,
Purchased Options and Options Written	23,055,606	(258,310)
Net Unrealized Appreciation (Depreciation) on Investments
and Purchased Options	3,285,749	5,481
Net Assets	$ 238,962,513	$ 70,950,549

Net Asset Value Per Share:
Net Assets	$ 238,962,513	$ 70,950,549
Shares of Beneficial Interest Outstanding	18,724,695	7,090,036

Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$ 12.76	$ 10.01

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2013

	Horizon Active	Horizon Active
	Asset Allocation Fund	Income Fund (a)
Investment Income:
Dividend Income	$ 1,979,257	$ 161,987
Interest Income	376	93
Total Investment Income	1,979,633	162,080

Expenses:
Investment Advisory Fees	1,301,241	54,779
Shareholder Servicing Fees	295,737	17,785
Administrative Service Fees	110,874	8,646
Registration Fees	51,944	6,100
Accounting Service Fees	37,937	5,409
Transfer Agent Fees	32,642	6,075
Trustees' Fees and Expenses	16,543	2,867
Audit Fees	15,737	13,237
Chief Compliance Officer Fees	14,784	1,464
Custodian Fees	13,168	1,830
Printing and Postage Expenses	12,224	2,013
Legal Fees	7,984	1,830
Interest Expense	1,889	-
Other Expenses	13,990	1,995
Total Expenses	1,926,694	124,030
Less: Fees Waived/Expenses Reimbursed by the Adviser	(248,717)	(34,847)

Net Expenses	1,677,977	89,183

Net Investment Income	301,656	72,897

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	25,379,793	(336,397)
Purchased Options	(612,096)	72,898
Written Options	55,404	5,189
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,336,729	5,481
Purchased Options	(287,217)	-
Net Realized and Unrealized Gain (Loss) on Investments	27,872,613	(252,829)

Net Increase (Decrease) in Net Assets Resulting From Operations	$ 28,174,269	$ (179,932)

(a) The Horizon Active Income Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	November 30, 2013	November 30, 2012 (a)

Operations:
Net Investment Income	$ 301,656	$ 43,959
Net Realized Gain (Loss) on Investments
and Purchased Options & Written Options	24,823,101	(277,488)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Purchased Options	3,049,512	236,237
Net Increase in Net Assets Resulting From Operations	28,174,269	2,708

Distributions to Shareholders From:
Net Investment Income ($0.09 and $0.00 per share, respectively)	(498,976)	-
Net Realized Capital Gains ($0.23 and $0.00 per share, respectively)	(1,336,646)	-
Total Distributions to Shareholders	(1,835,622)	-

Capital Share Transactions:
Proceeds from Shares Issued	171,310,607	59,695,930
Distributions Reinvested	1,804,257	-
Cost of Shares Redeemed	(14,307,634)	(5,882,002)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	158,807,230	53,813,928

Increase in Net Assets	185,145,877	53,816,636

Net Assets:
Beginning of Period	53,816,636	-
End of Period*	$ 238,962,513	$ 53,816,636

* Includes Undistributed Net Investment Income (Loss) of:	$ -	$ 43,959

Share Activity:
Shares Issued	14,548,142	5,812,374
Shares Reinvested	179,528	-
Shares Redeemed	(1,224,136)	(591,213)
Net Increase in Shares of Beneficial Interest Outstanding	13,503,534	5,221,161

(a)	The Horizon Active Asset Allocation Fund commenced operations on January 31, 2012.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period
Ended
November 30, 2013 (a)

Operations:
Net Investment Income	$ 72,897
Net Realized Loss on Investments
and Purhased Options & Written Options	(258,310)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Purchased Options	5,481
Net Decrease in Net Assets Resulting From Operations	(179,932)

Capital Share Transactions:
Proceeds from Shares Issued	71,684,105
Cost of Shares Redeemed	(553,624)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	71,130,481

Increase in Net Assets	70,950,549

Net Assets:
Beginning of Period	-
End of Period*	$ 70,950,549

* Includes Undistributed Net Investment Income of:	$ 72,897

Share Activity:
Shares Issued	7,145,352
Shares Reinvested	-
Shares Redeemed	(55,316)
Net Increase in Shares of Beneficial Interest Outstanding	7,090,036

(a)	The Horizon Active Income Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Year	For the Period
		Ended	Ended
		November 30, 2013	November 30, 2012 *

Net Asset Value, Beginning of Period		$ 10.31	$ 10.00
	Increase From Operations:
	Net investment income ( a )	0.03	0.02
	Net gain from investments
	(both realized and unrealized)	2.74	0.29
	Total from operations	2.77	0.31

	Less Distributions:
	From net investment income	(0.09)	-
	From net realized gains	(0.23)	-
	Total Distributions	(0.32)	-

Net Asset Value, End of Period		$ 12.76	$ 10.31

Total Return ( b )		27.63%	3.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 238,963	$ 53,817
	Ratio to average net assets:
	Gross Expenses ( c,d,e )	1.63%	2.12%
	Net Expenses ( c,d )	1.42%	1.42%
	Net investment income (loss),
	Net of Reimbursement ( c,d )	0.25%	(0.48%)
	Portfolio turnover rate ( f )	975%	820%
__________
*	Since January 31, 2012 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Period
		Ended
		November 30, 2013 *

Net Asset Value, Beginning of Period		$ 10.00
	Increase From Operations:
	Net investment income ( a )	0.02
	Net loss from investments
	(both realized and unrealized)	(0.01)
	Total from operations	0.01

Net Asset Value, End of Period		$ 10.01

Total Return ( b )		0.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 70,951
	Ratio to average net assets:
	Gross Expenses ( c,d,e )	1.72%
	Net Expenses ( c,d )	1.24%
	Net investment income (loss),

	Net of Reimbursement ( c,d )	1.00%
	Portfolio turnover rate ( f )	71%
__________
*	Since September 30, 2013 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

1.

ORGANIZATION

The Horizon Active Asset Allocation Fund and the Horizon Active Income Fund (each a “Fund” and together the “Funds”) are a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996.  Each Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares.   The investment objective of the Horizon Active Income Fund is income. The Fund commenced operations on September 30, 2013 and presently offers Class N shares.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 230,300,353	$ -	$ -	$ 230,300,353
Purchased Put Options	99,050	-	-	99,050
Short-Term Investments	7,291,467	-	-	7,291,467
Total	$ 237,690,870	$ -	$ -	$ 237,690,870

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

Horizon Active Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 68,565,738	$ -	$ -	$ 68,565,738
Short-Term Investments	2,946,676	-	-	2,946,676
Total	$ 71,512,414	$ -	$ -	$ 71,512,414

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell (write) options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

For the period ended November 30, 2013, the Funds’ net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on purchased options and written options” and the Funds’ net unrealized appreciation/depreciation, stated below, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) on purchased options” on the Statements of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the funds.

Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain / (Loss)	(Depreciation)
Horizon Active Asset Allocation Fund	$ 99,050	$ (556,692)	$ (287,217)
Horizon Active Income Fund	-	78,087	-

The number of option contracts purchases/written and the premiums paid/received during the period ended November 30, 2013, were as follows:

Horizon Active Asset Allocation Fund
Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	(2,600)	(55,404)
Options closed	-	-
Options exercised	-	-
Options expired	2,600	55,404
Options outstanding, end of period	-	$ -

Horizon Active Income Fund
Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	(750)	(9,689)
Options closed	-	-
Options exercised	-	-
Options expired	750	9,689
Options outstanding, end of period	-	$ -

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012 for the Horizon Active Asset Allocation Fund, or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date.  The Funds will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, accounting and transfer agent services.

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund and 0.77% of the average daily net assets of the Horizon Active Income Fund.  For the period ended November 30, 2013, the Adviser earned advisory fees of:

Fund	Advisory Fee
Horizon Active Asset Allocation Fund	$ 1,301,241
Horizon Active Income Fund	54,779

Pursuant to the Operating Expense Limitation and Security Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.42% per annum of the Horizon Active Asset Allocation Fund’s average daily net assets for Class N shares and do not exceed 1.24% per annum of the Horizon Active Income Fund’s average daily net assets for Class N shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than 1.42% and 1.24%, respectively of average daily net assets for Class

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

N shares, the Adviser shall be entitled to reimbursement by the Horizon Active Asset Allocation Fund and the Horizon Active Income Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.42% and 1.24%, respectively of average daily net assets for Class N shares.  If the Funds’ Operating Expenses subsequently exceed 1.42% and 1.24%, respectively per annum of the Horizon Active Asset Allocation Fund and the Horizon Active Income Fund average daily net assets for Class N shares, the reimbursements shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the period ended November 30, 2013, the Adviser waived fees in the amount of:

Fund	Waived Fee
Horizon Active Asset Allocation Fund	$ 248,717
Horizon Active Income Fund	34,847

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Fund	2015	2016	Total
Horizon Active Asset Allocation Fund	$ 138,969	$ 248,717	$ 387,686
Horizon Active Income Fund	-	34,847	34,847

Shareholder Services Plan – The Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to Class N shares.

Trustees - The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

Administration, Fund Accounting, Transfer Agent Fees - Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the for the period ended November 30, 2013 were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$ 1,277,906,002	$ 1,131,434,295
Horizon Active Income Fund	114,491,642	45,594,988

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Horizon Active Asset Allocation Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core S&P 500 ETF and iShares S&P 500 Value ETF (the “Portfolios”), registered open-end funds incorporated in the USA. The Fund may redeem its investment from the Portfolios at any time if the Adviser determines that it is in the best interest of the Fund and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolios.  The annual report of the Portfolios, along with the report of the independent registered public accounting firm is included in the Portfolios’ N-CSR filing dated March 31, 2013, available at ‘www.sec.gov’.  As of November 30, 2013, the percentage of the Fund’s net assets invested in the Portfolios was 36.84% and 29.02%, respectively.

The Horizon Active Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core Total US Bond Market ETF (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The annual report of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR filing dated February 28, 2013, available at ‘www.sec.gov’.  As of November 30, 2013, the percentage of the Fund’s net assets invested in the Portfolio was 29.01%.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2013 was as follows:

For the period ended November 30, 2013:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Horizon Active Asset Allocation Fund	$ 1,821,282	$ 14,340	$ 1,835,622

There was no distribution for fiscal year ended November 30, 2012 for the Horizon Active Asset Allocation Fund and no distribution for fiscal year ended November 30, 2013 for the Horizon Active Income Fund.

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Carry	and	Appreciation/	Accumulated
Fund	Income	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Horizon Active Asset Allocation Fund	$22,729,051	$ -	$ -	$ 3,612,304	$ 26,341,355
Horizon Active Income Fund	72,897	(93,176)	(143,893)	(15,760)	(179,932)

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

The difference between book basis and tax basis unrealized appreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contacts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Horizon Active Income Fund incurred and elected to defer such capital losses of $143,893.

At November 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Horizon Active Income Fund	$ 93,176	$ -	$ 93,176

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments related to publicly traded partnerships and grantor trusts, resulted in reclassification for the period ended November 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Horizon Active Asset Allocation Fund	$ -	$ 153,361	$ (153,361)

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Horizon Active Asset Allocation Fund and

Horizon Active Income Fund and

The Board of Trustees of

AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Horizon Active Asset Allocation Fund and Horizon Active Income Fund, each a series of AdvisorOne Funds (the “Funds”), as of November 30, 2013 and with respect to Horizon Active Asset Allocation Fund, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period January 31, 2012 (commencement of operations) to November 30, 2012, and with respect to Horizon Active Income, the related statement of operations, statement of changes in net assets and the financial highlights for the period September 30, 2013 (commencement of operations) to November 30, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were unable to be obtained.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizon Active Asset Allocation Fund  and Horizon Active Income Fund, as of November 30, 2013, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2014

Horizon Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Horizon Active Asset Allocation Fund

	Beginning Account Value (6/1/13)	Ending Account Value (11/30/13)	Expenses Paid During the Period* (6/1/13 to 11/30/13)
Actual	$ 1,000.00	$ 1,099.10	$ 7.47
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.95	$ 7.18

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

November 30, 2013

Horizon Active Income Fund

	Beginning Account Value (9/30/13)	Ending Account Value (11/30/13)	Expenses Paid During the Period** (9/30/13 to 11/30/13)
Actual	$ 1,000.00	$ 1,001.00	$ 2.37
	Beginning Account Value (6/30/13)	Ending Account Value (11/30/13)	Expenses Paid During the Period*** (6/1/13 to 11/30/13)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.85	$ 7.19

  **Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 61 days, and divided by 365 (to reflect the number of days in the period).

  ***Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 183 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT *

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on July 25, 2013 (the “Meeting”), the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Horizon Investments, LLC (“Horizon Investments” or the “Adviser”) with respect to the Horizon Active Income Fund (the “Fund”).

The Board discussed the written materials that were provided in advance of the Meeting, Horizon Investment’s oral presentation and other information that the Board received at the Meeting, and deliberated on the approval of the proposed Investment Advisory Agreement with respect to the Fund, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the proposed Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the proposed Investment Advisory Agreement

Nature, Extent and Quality of Services.  The Board reviewed the materials provided by Horizon Investments related to the proposed Investment Advisory Agreement with the Trust, including Horizon Investments’ ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment process and an organization chart of Horizon Investments.  The Board discussed the extent of Horizon Investments’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel, and noted their excellent credentials including one team member with a CFA designation.  The Board reviewed the description provided by Horizon Investments of its practices for monitoring compliance with funds’ investment limitations, noting Horizon Investments’ CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance with the compliance program.  The Board reviewed the capitalization of Horizon Investments based on financial information provided by the Adviser. The Board concluded that Horizon Investments has the resources to provide quality advisory services in a manner that is consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its past performance. However, the Trustees considered the performance of the other fund in the Trust managed by Horizon Investments, as reflected in the Trust’s quarterly performance reports. Additionally, they considered the performance of the ETF Fixed Income Component (the “Component”), a strategy that is not available for purchase as a stand-alone product, but will be part of Horizon Investments’ strategy for the Fund, the Trustees noted the outperformance of the Component, relative to its benchmark, the Barclays Aggregate Bond Index, for the 1 year and since inception (12/31/2010) periods. For the one year period, they noted the Component returned 1.84% versus the benchmark’s negative returns of 0.69%. The Trustees considered the relatively short time period of performance provided, but agreed that the returns demonstrate that Horizon Investments has the ability to successfully manage a bond portfolio and should be given the opportunity to demonstrate its ability to manage the strategy over the long-term. Since inception they noted the Component returned 5.13% versus 3.77% by the benchmark. The Trustees noted that while past performance is no guarantee of future results as to this or any other fund, the Board concluded that Horizon Investments has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that Horizon Investments proposed to charge an annual advisory fee of 0.77% based on the average net assets of the Fund. The Board reviewed the proposed advisory fee to be paid to Horizon Investments and the proposed fee waiver agreement to limit total operating expenses to 0.99% and 1.24% of the average daily net assets of the Fund’s Class I and Class N shares, respectively, through March 31, 2015.  The Board noted that the fees, as compared to a peer group of funds in the nontraditional bond fund category were in line

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

with those of its peer group (0.78% average) and Morningstar category average (0.83%). The Board also considered the averages and ranges of Net Expense Ratios among the Fund’s benchmarks, noting the Fund’s Net Expense Ratio was in line with its peers.  The Trustees concluded that the Fund’s proposed advisory fee as well as its overall expense ratio, was reasonable in light of the quality of the services the Fund is expected to receive from the Adviser and the level of fees paid by a peer group of similarly managed mutual funds.

Profitability.  As to profitability, the Trustees discussed the total fees expected to be paid to Horizon Investments and noted that Horizon Investments will receive soft dollar payments in connection with its relationship with the Fund in addition to the advisory fee earned pursuant to the Investment Advisory Agreement.  The Trustees reviewed a profitability analysis prepared by Horizon Investments, noting Horizon Investments anticipates earning a modest profit, and the Board determined that based on the information it received and its own understanding of the costs of managing a fund, that profitability was reasonable.

Economies of Scale.  As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Horizon Investments’ expectations for growth of the Fund.  After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Horizon Investments as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of Horizon Active Income Fund and its shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen(3) 1954	Trustee Since 2003	Retired (December 31, 2012), President, Orizon Investment Counsel, LLC (2000-2010); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000- 2011); Founding Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	16	Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	16	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	16	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	16	NONE

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(4) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012); Director, Constellation Trust Company (since February 2013)	16	NONE
Eric Clarke(5) 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company, (since 2004).	16	NONE

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers (continued)

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Ryan Beach 1977	President since November 2012

President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).

			N/A	N/A
Brian Nielsen(6) 1972	Secretary and Chief Legal Officer Since 2003

General Counsel and Secretary (since 2001) of CLS Investments, LLC; General Counsel and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			N/A	N/A
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers (continued)

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Dawn Borelli 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

			N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely.

(2) The term “Fund Complex” refers to the AdvisorOne Funds Trust including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3) Gary W. Lanzen, , also serves as an independent trustee of Northern Lights Fund Trust and Northern Lights Variable Trust (collectively the “NL Trusts”), each series trusts that are separate from the Portfolio Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current trustees of the NL Trusts, including Mr. Lanzen and one former trustee of the NL Trusts.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named trustees in the Order agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named trustees in the Order agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.

(4) Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust).  Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

(5) Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisor Services, LLC and Constellation Trust Company, both affiliates of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

(6) Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7932.

Rev. Jan. 2014
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

Account transactions

•

Employment information

•

Income

•

Account balances

•

Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and

whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are

Who is providing this notice?	AdvisorOne Funds

What we do

How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account

•

give us your income

information

information

•

give us your

•

provide employment

contact information

information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—

information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.

They can be financial and nonfinancial companies. The following companies may be considered affiliates of AdvisorOne:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Investment Adviser

Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 27,800

(b)

Audit-Related Fees

FY 2013

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2013

$ 6,600

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2013

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2013 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2013

$6,600

             $ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2013.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

2/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

        Ryan Beach, President

Date

2/10/14

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

2/10/14